November 14, 2023

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the Mast Global Battery Recycling & Production ETF (the “Fund”), a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund contained in Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, dated November 9, 2023 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission on November 9, 2023, accession number 0001999371-23-000048.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench